Schedules of Investments (unaudited)
Pax High Yield Bond Fund	September 30, 2021

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 0.0%
HEALTH CARE: 0.0%
Interactive Health, Inc. (a)(b)(c)	706	$0

TOTAL COMMON STOCKS		0
(Cost $178,981)

PREFERRED STOCKS: 0.5%
HEALTH CARE: 0.3%
Avantor, Inc., 6.250%	20,000	2,518,200
Interactive Health, Inc., 0.000% (a)(b)(c)	1,412	0
		2,518,200

LEISURE: 0.2%
RLJ Lodging Trust, REIT, 1.950%	40,000	1,164,000

TOTAL PREFERRED STOCKS		3,682,200
(Cost $2,381,940)

BONDS: 96.3%
COMMUNITY INVESTMENT NOTES: 0.1%
CINI Investment Note, 2.000%, 09/30/23 (b)	$500,813	500,813
(Cost $500,813)

CORPORATE BONDS: 94.0%
AUTOMOTIVE: 4.4%
Allison Transmission, Inc., 144A, 4.750%, 10/01/27 (d)	2,575,000	2,684,644
Allison Transmission, Inc., 144A, 5.875%, 06/01/29 (d)	1,025,000	1,116,533
Allison Transmission, Inc., 144A, 3.750%, 01/30/31 (d)	1,025,000	998,094
Ford Motor Co., 9.000%, 04/22/25	3,100,000	3,729,361
Ford Motor Co., 4.750%, 01/15/43	1,825,000	1,915,119
Ford Motor Credit Co., LLC, 4.250%, 09/20/22	1,025,000	1,049,600
Ford Motor Credit Co., LLC, 3.810%, 01/09/24	1,025,000	1,059,594
Ford Motor Credit Co., LLC, 3.664%, 09/08/24	2,075,000	2,147,625
Ford Motor Credit Co., LLC, 5.125%, 06/16/25	3,100,000	3,371,249
Ford Motor Credit Co., LLC, 4.000%, 11/13/30	3,100,000	3,227,875
Gates Global, LLC/Corp., 144A, 6.250%, 01/15/26 (d)	2,075,000	2,155,406
IHO Verwaltungs GmbH, 144A, 4.750%, 09/15/26 (d)	2,075,000	2,129,469
IHO Verwaltungs GmbH, 144A, 6.000%, 05/15/27 (d)	1,025,000	1,070,295
IHO Verwaltungs GmbH, 144A, 6.375%, 05/15/29 (d)	1,025,000	1,120,443
Meritor, Inc., 144A, 6.250%, 06/01/25 (d)	1,025,000	1,078,761
Meritor, Inc., 144A, 4.500%, 12/15/28 (d)	1,425,000	1,430,372
		30,284,440

BANKING: 0.5%
Ally Financial, Inc., 5.750%, 11/20/25	3,100,000	3,545,104

BASIC INDUSTRY: 10.1%
Advanced Drainage Systems, Inc., 144A, 5.000%, 09/30/27 (d)	2,075,000	2,170,097
Alcoa Nederland Holding BV, 144A, 6.125%, 05/15/28 (d)	1,450,000	1,573,250

Alcoa Nederland Holding BV, 144A, 4.125%, 03/31/29 (d)	1,025,000	1,069,844
Allegheny Technologies, Inc., 4.875%, 10/01/29	900,000	904,500
Allegheny Technologies, Inc., 5.125%, 10/01/31	900,000	908,204
BCPE Ulysses Intermediate, Inc., 144A, 7.750%, 04/01/27 (d)	1,025,000	1,018,927
Carpenter Technology Corp., 6.375%, 07/15/28	3,197,000	3,439,263
CVR Partners, LP/CVR Nitrogen Finance Corp., 144A, 6.125%, 06/15/28 (d)	3,525,000	3,701,249
FXI Holdings, Inc., 144A, 7.875%, 11/01/24 (d)	1,008,000	1,029,420
FXI Holdings, Inc., 144A, 12.250%, 11/15/26 (d)	1,025,000	1,165,123
GPD Cos., Inc., 144A, 10.125%, 04/01/26 (d)	3,100,000	3,361,764
GYP Holdings III Corp., 144A, 4.625%, 05/01/29 (d)	3,575,000	3,619,687
Ingevity Corp., 144A, 4.500%, 02/01/26 (d)	1,550,000	1,568,716
Interface, Inc., 144A, 5.500%, 12/01/28 (d)	2,900,000	3,054,889
Koppers, Inc., 144A, 6.000%, 02/15/25 (d)	3,297,000	3,375,568
LBM Acquisition, LLC, 144A, 6.250%, 01/15/29 (d)	2,575,000	2,577,356
LSF11 A5 HoldCo, LLC, 144A, 6.625%, 10/15/29 (d)	2,275,000	2,314,813
Mercer International, Inc., 5.500%, 01/15/26	1,025,000	1,048,063
Mercer International, Inc., 5.125%, 02/01/29	2,575,000	2,632,938
Novelis Corp., 144A, 4.750%, 01/30/30 (d)	1,025,000	1,080,299
Olympus Water US Holding Corp., 144A, 4.250%, 10/01/28 (d)	1,875,000	1,849,238
Olympus Water US Holding Corp., 144A, 6.250%, 10/01/29 (d)	1,750,000	1,736,350
Shea Homes, LP/Funding Corp., 144A, 4.750%, 02/15/28 (d)	1,025,000	1,056,257
Shea Homes, LP/Funding Corp., 144A, 4.750%, 04/01/29 (d)	1,025,000	1,055,396
Standard Industries, Inc., 144A, 5.000%, 02/15/27 (d)	5,175,000	5,343,187
Standard Industries, Inc., 144A, 4.375%, 07/15/30 (d)	1,025,000	1,046,781
Taseko Mines, Ltd., 144A, 7.000%, 02/15/26 (d)	2,325,000	2,359,875
Taylor Morrison Communities, Inc./Holdings II, Inc., 144A, 5.625%, 03/01/24 (d)	1,600,000	1,728,288
Univar Solutions USA, Inc., 144A, 5.125%, 12/01/27 (d)	4,125,000	4,341,562
USG Corp., 144A, 4.875%, 06/01/27 (d)	3,500,000	3,461,080
Venator Finance Sarl/Materials, LLC, 144A, 9.500%, 07/01/25 (d)	1,550,000	1,716,625
White Cap Buyer, LLC, 144A, 6.875%, 10/15/28 (d)	1,800,000	1,901,394
		69,210,003

CAPITAL GOODS: 5.9%
ARD Finance SA, 144A, 6.500%, 06/30/27 (d)	1,550,000	1,646,875
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 3.250%, 09/01/28 (d)	1,025,000	1,023,719
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 4.000%, 09/01/29 (d)	2,075,000	2,100,938
Ardagh Packaging Finance, PLC/Holdings USA, Inc., 144A, 4.125%, 08/15/26 (d)	1,025,000	1,064,647
Ardagh Packaging Finance, PLC/Holdings USA, Inc., 144A, 5.250%, 08/15/27 (d)	3,900,000	3,975,562
ATS Automation Tooling Systems, Inc., 144A, 4.125%, 12/15/28 (d)	2,975,000	3,054,700
Canpack SA/US, LLC, 144A, 3.125%, 11/01/25 (d)	1,800,000	1,832,436
GrafTech Finance, Inc., 144A, 4.625%, 12/15/28 (d)	3,100,000	3,185,250
Howmet Aerospace, Inc., 5.900%, 02/01/27	1,025,000	1,205,656
Howmet Aerospace, Inc., 6.750%, 01/15/28	1,025,000	1,249,947
Howmet Aerospace, Inc., 5.950%, 02/01/37	1,000,000	1,246,885
Madison IAQ, LLC, 144A, 5.875%, 06/30/29 (d)	2,000,000	2,017,610
MajorDrive Holdings IV, LLC, 144A, 6.375%, 06/01/29 (d)	3,075,000	3,001,984
Manitowoc Co, Inc., The, 144A, 9.000%, 04/01/26 (d)	3,100,000	3,325,137
OI European Group BV, 144A, 4.000%, 03/15/23 (d)	1,550,000	1,583,596
Owens-Brockway Glass Container, Inc., 144A, 6.375%, 08/15/25 (d)	1,025,000	1,138,129
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 05/13/27 (d)	2,575,000	2,768,253
Terex Corp., 144A, 5.000%, 05/15/29 (d)	2,975,000	3,086,563
Unifrax Escrow Issuer Corp., 144A, 7.500%, 09/30/29 (d)	1,875,000	1,923,788
		40,431,675

CONSUMER GOODS: 6.8%
Del Monte Foods, Inc., 144A, 11.875%, 05/15/25 (d)	3,350,000	3,782,200
Kraft Heinz Foods Co., 4.250%, 03/01/31	2,075,000	2,344,692
Kraft Heinz Foods Co., 5.000%, 06/04/42	1,025,000	1,258,849
Kraft Heinz Foods Co., 4.375%, 06/01/46	5,175,000	5,898,116
Land O' Lakes, Inc., 144A, 7.000%, 09/18/28 (d)	1,685,000	1,792,056
Mattel, Inc., 144A, 3.375%, 04/01/26 (d)	1,550,000	1,600,143
Mattel, Inc., 144A, 3.750%, 04/01/29 (d)	1,025,000	1,069,844
Mattel, Inc., 5.450%, 11/01/41	1,525,000	1,809,817
Natura Cosmeticos SA, 144A, 4.125%, 05/03/28 (d)	3,600,000	3,648,600
Performance Food Group, Inc., 144A, 5.500%, 10/15/27 (d)	2,075,000	2,175,243
Performance Food Group, Inc., 144A, 4.250%, 08/01/29 (d)	2,000,000	2,007,520
Post Holdings, Inc., 144A, 5.750%, 03/01/27 (d)	2,075,000	2,158,291
Post Holdings, Inc., 144A, 5.500%, 12/15/29 (d)	3,100,000	3,290,153
Post Holdings, Inc., 144A, 4.500%, 09/15/31 (d)	1,925,000	1,904,557
Prestige Brands, Inc., 144A, 5.125%, 01/15/28 (d)	2,075,000	2,177,246
Spectrum Brands, Inc., 144A, 5.000%, 10/01/29 (d)	1,025,000	1,104,135
Spectrum Brands, Inc., 144A, 5.500%, 07/15/30 (d)	1,025,000	1,136,469
Spectrum Brands, Inc., 144A, 3.875%, 03/15/31 (d)	1,025,000	1,036,946
Tempur Sealy International, Inc., 144A, 3.875%, 10/15/31 (d)	2,000,000	2,005,000
United Natural Foods, Inc., 144A, 6.750%, 10/15/28 (d)	2,075,000	2,248,780
US Foods, Inc., 144A, 6.250%, 04/15/25 (d)	1,025,000	1,076,455
US Foods, Inc., 144A, 4.750%, 02/15/29 (d)	1,025,000	1,053,295
		46,578,407

FINANCIAL SERVICES: 2.7%
HAT Holdings I ,LLC/HAT Holdings II, LLC, 144A, 3.375%, 06/15/26 (d)	2,550,000	2,591,437
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 6.000%, 04/15/25 (d)	2,200,000	2,301,750
New Residential Investment Corp., 144A, 6.250%, 10/15/25 (d)	2,075,000	2,093,779
OneMain Finance Corp., 6.875%, 03/15/25	500,000	562,500
OneMain Finance Corp., 7.125%, 03/15/26	1,025,000	1,189,000
OneMain Finance Corp., 3.500%, 01/15/27	1,000,000	998,870
OneMain Finance Corp., 6.625%, 01/15/28	1,025,000	1,180,031
OneMain Finance Corp., 5.375%, 11/15/29	2,075,000	2,251,583
Paysafe Finance, PLC/Paysafe Holdings US Corp., 144A, 4.000%, 06/15/29 (d)	2,075,000	1,989,406
PennyMac Financial Services, Inc., 144A, 5.375%, 10/15/25 (d)	1,025,000	1,055,443
PennyMac Financial Services, Inc., 144A, 4.250%, 02/15/29 (d)	1,025,000	977,399
PennyMac Financial Services, Inc., 144A, 5.750%, 09/15/31 (d)	1,000,000	999,780
		18,190,978

HEALTH CARE: 10.9%
180 Medical, Inc., 144A, 3.875%, 10/15/29 (d)	2,000,000	2,020,625
AdaptHealth, LLC, 144A, 6.125%, 08/01/28 (d)	2,075,000	2,210,881
AdaptHealth, LLC, 144A, 4.625%, 08/01/29 (d)	1,025,000	1,025,513
AdaptHealth, LLC, 144A, 5.125%, 03/01/30 (d)	900,000	901,710
Akumin Escrow, Inc., 144A, 7.500%, 08/01/28 (d)	1,800,000	1,744,317
Akumin, Inc., 144A, 7.000%, 11/01/25 (d)	2,075,000	2,016,060
Avantor Funding, Inc., 144A, 4.625%, 07/15/28 (d)	6,200,000	6,533,559
Cano Health, LLC, 144A, 6.250%, 10/01/28 (d)	2,000,000	2,022,500
Centene Corp., 4.250%, 12/15/27	1,025,000	1,074,098
Centene Corp., 4.625%, 12/15/29	4,900,000	5,347,125
Centene Corp., 3.375%, 02/15/30	500,000	517,500
Centene Corp., 3.000%, 10/15/30	2,075,000	2,129,469
Cheplapharm Arzneimittel GmbH, 144A, 5.500%, 01/15/28 (d)	3,100,000	3,215,692
Encompass Health Corp., 4.500%, 02/01/28	500,000	519,543

Encompass Health Corp., 4.750%, 02/01/30	2,575,000	2,714,282
Endo Dac/Endo Finance, LLC/Endo Finco, Inc., 144A, 9.500%, 07/31/27 (d)	1,547,000	1,552,585
Endo Dac/Endo Finance, LLC/Endo Finco, Inc., 144A, 6.000%, 06/30/28 (d)	900,000	655,884
Grifols Escrow Issuer SA, 144A, 4.750%, 10/15/28 (d)	2,050,000	2,096,535
HCA, Inc., 5.375%, 02/01/25	1,550,000	1,734,063
HCA, Inc., 5.875%, 02/15/26	1,025,000	1,176,188
IQVIA, Inc., 144A, 5.000%, 05/15/27 (d)	4,125,000	4,289,710
Jaguar Holding Co. II/PPD Development, LP, 144A, 4.625%, 06/15/25 (d)	500,000	520,000
Jaguar Holding Co. II/PPD Development, LP, 144A, 5.000%, 06/15/28 (d)	2,075,000	2,236,165
ModivCare Escrow Issuer, Inc., 144A, 5.000%, 10/01/29 (d)	1,075,000	1,115,635
ModivCare, Inc., 144A, 5.875%, 11/15/25 (d)	2,075,000	2,196,906
MPT Operating Partnership, LP/Finance Corp., 5.000%, 10/15/27	2,575,000	2,716,625
MPT Operating Partnership, LP/Finance Corp., 4.625%, 08/01/29	2,375,000	2,551,344
Organon & Co./Foreign Debt Co-Issuer BV, 144A, 4.125%, 04/30/28 (d)	3,100,000	3,165,875
Organon & Co./Foreign Debt Co-Issuer BV, 144A, 5.125%, 04/30/31 (d)	2,075,000	2,182,070
Par Pharmaceutical, Inc., 144A, 7.500%, 04/01/27 (d)	715,000	729,350
Tenet Healthcare Corp., 144A, 5.125%, 11/01/27 (d)	3,975,000	4,148,905
Tenet Healthcare Corp., 144A, 6.125%, 10/01/28 (d)	2,375,000	2,496,564
Tenet Healthcare Corp., 144A, 4.250%, 06/01/29 (d)	2,000,000	2,032,500
Vizient, Inc., 144A, 6.250%, 05/15/27 (d)	3,100,000	3,247,545
		74,837,323

INSURANCE: 0.5%
GTCR AP Finance, Inc., 144A, 8.000%, 05/15/27 (d)	3,100,000	3,275,351

LEISURE: 2.5%
Boyne USA, Inc., 144A, 4.750%, 05/15/29 (d)	2,075,000	2,145,031
Caesars Resort Collection, LLC/CRC Finco, Inc., 144A, 5.750%, 07/01/25 (d)	3,100,000	3,262,750
MGM Growth Properties Operating Partnership, LP/MGP Finance Co-Issuer, Inc., 144A, 3.875%, 02/15/29 (d)	1,800,000	1,919,250
MGM Resorts International, 6.750%, 05/01/25	1,025,000	1,081,375
MGM Resorts International, 5.500%, 04/15/27	2,075,000	2,253,969
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 144A, 5.875%, 10/01/28 (d)	1,000,000	1,056,440
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 144A, 4.875%, 05/15/29 (d)	2,975,000	3,053,094
Viking Ocean Cruises Ship VII, Ltd., 144A, 5.625%, 02/15/29 (d)	2,075,000	2,070,881
		16,842,790

MEDIA: 14.2%
Altice Financing SA, 144A, 5.750%, 08/15/29 (d)	2,000,000	1,947,040
Altice France Holding SA, 144A, 10.500%, 05/15/27 (d)	3,100,000	3,382,874
Altice France Holding SA, 144A, 6.000%, 02/15/28 (d)	1,025,000	978,988
Altice France SA, 144A, 8.125%, 02/01/27 (d)	500,000	538,625
Altice France SA, 144A, 5.500%, 01/15/28 (d)	3,100,000	3,133,945
Altice France SA, 144A, 5.125%, 07/15/29 (d)	1,800,000	1,770,120
CCO Holdings, LLC/Capital Corp., 144A, 5.125%, 05/01/27 (d)	1,025,000	1,068,624
CCO Holdings, LLC/Capital Corp., 144A, 5.375%, 06/01/29 (d)	3,100,000	3,360,648
CCO Holdings, LLC/Capital Corp., 144A, 4.750%, 03/01/30 (d)	7,075,000	7,400,944
CCO Holdings, LLC/Capital Corp., 4.500%, 05/01/32	1,025,000	1,055,750
CCO Holdings, LLC/Capital Corp., 144A, 4.250%, 01/15/34 (d)	1,000,000	996,250
Cimpress, PLC, 144A, 7.000%, 06/15/26 (d)	2,075,000	2,166,715
Clear Channel International BV, 144A, 6.625%, 08/01/25 (d)	2,075,000	2,168,116
Clear Channel Outdoor Holdings, Inc., 144A, 7.750%, 04/15/28 (d)	2,050,000	2,160,372
CSC Holdings, LLC, 144A, 7.500%, 04/01/28 (d)	2,075,000	2,245,206
CSC Holdings, LLC, 144A, 5.750%, 01/15/30 (d)	2,575,000	2,616,844
CSC Holdings, LLC, 144A, 4.625%, 12/01/30 (d)	3,075,000	2,917,575

CSC Holdings, LLC, 144A, 4.125%, 12/01/30 (d)	1,025,000	1,007,063
DIRECTV Holdings, LLC/Financing Co., Inc., 144A, 5.875%, 08/15/27 (d)	2,000,000	2,090,000
DISH DBS Corp., 5.875%, 11/15/24	3,100,000	3,337,243
DISH DBS Corp., 7.375%, 07/01/28	1,025,000	1,092,855
Gray Television, Inc., 144A, 4.750%, 10/15/30 (d)	3,000,000	2,951,910
iHeartCommunications, Inc., 8.375%, 05/01/27	1,950,000	2,086,500
iHeartCommunications, Inc., 144A, 5.250%, 08/15/27 (d)	3,100,000	3,227,874
iHeartCommunications, Inc., 144A, 4.750%, 01/15/28 (d)	1,025,000	1,057,544
Lamar Media Corp., 3.750%, 02/15/28	1,025,000	1,055,109
Lamar Media Corp., 4.000%, 02/15/30	1,550,000	1,597,663
LCPR Senior Secured Financing DAC, 144A, 6.750%, 10/15/27 (d)	1,550,000	1,644,938
LCPR Senior Secured Financing DAC, 144A, 5.125%, 07/15/29 (d)	1,550,000	1,602,313
Millennium Escrow Corp., 144A, 6.625%, 08/01/26 (d)	2,000,000	2,062,400
Netflix, Inc., 144A, 3.625%, 06/15/25 (d)	1,025,000	1,090,344
Netflix, Inc., 4.875%, 04/15/28	2,575,000	2,970,906
Nexstar Broadcasting, Inc., 144A, 5.625%, 07/15/27 (d)	2,575,000	2,730,273
Nexstar Broadcasting, Inc., 144A, 4.750%, 11/01/28 (d)	1,550,000	1,609,884
Nielsen Finance, LLC/Co., 144A, 5.625%, 10/01/28 (d)	3,100,000	3,215,816
Nielsen Finance, LLC/Co., 144A, 4.500%, 07/15/29 (d)	2,650,000	2,594,483
Sirius XM Radio, Inc., 144A, 5.000%, 08/01/27 (d)	500,000	523,125
Sirius XM Radio, Inc., 144A, 4.000%, 07/15/28 (d)	1,775,000	1,807,172
Sirius XM Radio, Inc., 144A, 5.500%, 07/01/29 (d)	2,075,000	2,246,188
Sirius XM Radio, Inc., 144A, 4.125%, 07/01/30 (d)	1,025,000	1,031,035
Univision Communications, Inc., 144A, 4.500%, 05/01/29 (d)	3,425,000	3,484,937
Virgin Media Finance, PLC, 144A, 5.000%, 07/15/30 (d)	2,075,000	2,122,071
Virgin Media Secured Finance, PLC, 144A, 5.500%, 05/15/29 (d)	1,550,000	1,643,171
Vmed O2 UK Financing I, PLC, 144A, 4.750%, 07/15/31 (d)	2,000,000	2,045,860
VTR Comunicaciones SpA, 144A, 5.125%, 01/15/28 (d)	1,378,000	1,464,029
VTR Finance NV, 144A, 6.375%, 07/15/28 (d)	2,025,000	2,185,714
		97,487,056

REAL ESTATE: 1.6%
Diversified Healthcare Trust, 9.750%, 06/15/25	2,075,000	2,264,344
Diversified Healthcare Trust, 4.375%, 03/01/31	3,100,000	3,002,310
Five Point Operating Co., LP/Capital Corp., 144A, 7.875%, 11/15/25 (d)	2,075,000	2,170,969
Kennedy-Wilson, Inc., 4.750%, 03/01/29	1,025,000	1,044,219
Kennedy-Wilson, Inc., 4.750%, 02/01/30	875,000	891,406
Kennedy-Wilson, Inc., 5.000%, 03/01/31	1,525,000	1,561,219
		10,934,467

RETAIL: 7.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 4.625%, 01/15/27 (d)	3,100,000	3,255,880
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 5.875%, 02/15/28 (d)	2,075,000	2,212,469
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 3.500%, 03/15/29 (d)	2,075,000	2,069,813
Bath & Body Works, Inc., 6.950%, 03/01/33	2,400,000	2,835,036
Carvana Co., 144A, 5.625%, 10/01/25 (d)	1,550,000	1,604,304
Carvana Co., 144A, 5.500%, 04/15/27 (d)	900,000	919,755
Crocs, Inc., 144A, 4.250%, 03/15/29 (d)	2,075,000	2,138,879
Crocs, Inc., 144A, 4.125%, 08/15/31 (d)	2,900,000	2,925,375
Fresh Market, Inc., The, 144A, 9.750%, 05/01/23 (d)	2,775,000	2,861,719
Gap, Inc., The, 144A, 3.625%, 10/01/29 (d)	875,000	877,188
Gap, Inc., The, 144A, 3.875%, 10/01/31 (d)	1,750,000	1,754,375
Macy's Retail Holdings, LLC, 3.625%, 06/01/24	2,075,000	2,139,844
Macy's Retail Holdings, LLC, 144A, 5.875%, 04/01/29 (d)	2,075,000	2,253,969
Michaels Cos., Inc., The, 144A, 5.250%, 05/01/28 (d)	2,575,000	2,659,331

Michaels Cos., Inc., The, 144A, 7.875%, 05/01/29 (d)	2,975,000	3,086,563
New Albertsons, LP, 7.750%, 06/15/26	1,025,000	1,187,119
NMG Holding Co., Inc./Neiman Marcus Group, LLC, 144A, 7.125%, 04/01/26 (d)	4,000,000	4,249,999
PetSmart, Inc./Finance Corp., 144A, 4.750%, 02/15/28 (d)	2,575,000	2,657,078
PetSmart, Inc./Finance Corp., 144A, 7.750%, 02/15/29 (d)	2,075,000	2,267,052
Safeway, Inc., 7.250%, 02/01/31	2,075,000	2,486,047
SEG Holding, LLC/Finance Corp., 144A, 5.625%, 10/15/28 (d)	3,125,000	3,261,718
Victoria's Secret & Co., 144A, 4.625%, 07/15/29 (d)	1,725,000	1,748,719
		51,452,232

SERVICES: 8.8%
Cengage Learning, Inc., 144A, 9.500%, 06/15/24 (d)	350,000	358,715
Clarivate Science Holdings Corp., 144A, 3.875%, 07/01/28 (d)	2,300,000	2,302,875
CoreLogic, Inc., 144A, 4.500%, 05/01/28 (d)	2,075,000	2,064,625
Diamond BC BV, 144A, 4.625%, 10/01/29 (d)	2,000,000	2,032,530
Diebold Nixdorf, Inc., 8.500%, 04/15/24	1,550,000	1,585,627
Diebold Nixdorf, Inc., 144A, 9.375%, 07/15/25 (d)	2,575,000	2,821,247
Dun & Bradstreet Corp., The, 144A, 10.250%, 02/15/27 (d)	1,025,000	1,104,099
Dycom Industries, Inc., 144A, 4.500%, 04/15/29 (d)	3,075,000	3,097,140
GFL Environmental, Inc., 144A, 5.125%, 12/15/26 (d)	2,075,000	2,181,572
GFL Environmental, Inc., 144A, 4.000%, 08/01/28 (d)	2,725,000	2,707,969
GFL Environmental, Inc., 144A, 3.500%, 09/01/28 (d)	1,025,000	1,032,688
Harsco Corp., 144A, 5.750%, 07/31/27 (d)	2,075,000	2,152,813
Iron Mountain, Inc., 144A, 5.000%, 07/15/28 (d)	1,025,000	1,069,639
Iron Mountain, Inc., 144A, 4.875%, 09/15/29 (d)	3,575,000	3,749,280
KAR Auction Services, Inc., 144A, 5.125%, 06/01/25 (d)	2,975,000	3,012,188
Maxim Crane Works Holdings Capital, LLC, 144A, 10.125%, 08/01/24 (d)	2,500,000	2,562,500
NESCO Holdings II, Inc., 144A, 5.500%, 04/15/29 (d)	1,925,000	1,999,016
Nielsen Finance, LLC/Co., 144A, 5.875%, 10/01/30 (d)	1,025,000	1,080,473
Picasso Finance Sub, Inc., 144A, 6.125%, 06/15/25 (d)	1,670,000	1,767,929
Prime Security Services Borrower, LLC/Finance, Inc., 144A, 5.750%, 04/15/26 (d)	1,550,000	1,678,666
Prime Security Services Borrower, LLC/Finance, Inc., 144A, 6.250%, 01/15/28 (d)	4,450,000	4,606,417
Staples, Inc., 144A, 7.500%, 04/15/26 (d)	2,575,000	2,616,921
Staples, Inc., 144A, 10.750%, 04/15/27 (d)	2,475,000	2,413,125
United Rentals North America, Inc., 5.250%, 01/15/30	1,575,000	1,726,594
WASH Multifamily Acquisition, Inc., 144A, 5.750%, 04/15/26 (d)	2,075,000	2,163,188
Williams Scotsman International, Inc., 144A, 4.625%, 08/15/28 (d)	3,100,000	3,233,346
WW International, Inc., 144A, 4.500%, 04/15/29 (d)	3,075,000	3,009,656
		60,130,838

TECHNOLOGY & ELECTRONICS: 8.1%
Ahead DB Holdings, LLC, 144A, 6.625%, 05/01/28 (d)	2,075,000	2,093,706
Arches Buyer, Inc., 144A, 4.250%, 06/01/28 (d)	2,025,000	2,055,405
Arches Buyer, Inc., 144A, 6.125%, 12/01/28 (d)	1,025,000	1,046,100
Camelot Finance SA, 144A, 4.500%, 11/01/26 (d)	2,075,000	2,158,000
Cars.com, Inc., 144A, 6.375%, 11/01/28 (d)	3,100,000	3,274,436
Castle US Holding Corp., 144A, 9.500%, 02/15/28 (d)	2,075,000	2,179,850
CommScope, Inc., 144A, 8.250%, 03/01/27 (d)	1,425,000	1,490,906
CommScope, Inc., 144A, 7.125%, 07/01/28 (d)	1,550,000	1,587,200
Elastic NV, 144A, 4.125%, 07/15/29 (d)	2,000,000	2,012,500
Endure Digital, Inc., 144A, 6.000%, 02/15/29 (d)	1,075,000	1,022,836
Gartner, Inc., 144A, 4.500%, 07/01/28 (d)	3,100,000	3,258,875
Gartner, Inc., 144A, 3.625%, 06/15/29 (d)	1,000,000	1,013,780
Imola Merger Corp., 144A, 4.750%, 05/15/29 (d)	2,075,000	2,148,371
LogMeIn, Inc., 144A, 5.500%, 09/01/27 (d)	2,575,000	2,626,191

MSCI, Inc., 144A, 4.000%, 11/15/29 (d)	2,075,000	2,199,396
MSCI, Inc., 144A, 3.875%, 02/15/31 (d)	1,025,000	1,076,250
NCR Corp., 144A, 5.125%, 04/15/29 (d)	3,625,000	3,742,812
Nokia Oyj, 6.625%, 05/15/39	950,000	1,298,527
Plantronics, Inc., 144A, 4.750%, 03/01/29 (d)	2,075,000	1,945,977
Rackspace Technology Global, Inc., 144A, 5.375%, 12/01/28 (d)	3,100,000	3,050,431
Square, Inc., 144A, 2.750%, 06/01/26 (d)	1,025,000	1,040,324
Square, Inc., 144A, 3.500%, 06/01/31 (d)	500,000	515,000
Twilio, Inc., 3.625%, 03/15/29	750,000	768,188
Twilio, Inc., 3.875%, 03/15/31	750,000	768,795
Unisys Corp., 144A, 6.875%, 11/01/27 (d)	3,100,000	3,390,904
Veritas US, Inc./Bermuda, Ltd., 144A, 7.500%, 09/01/25 (d)	2,500,000	2,603,125
VM Consolidated, Inc., 144A, 5.500%, 04/15/29 (d)	2,000,000	2,036,990
ZoomInfo Technologies, LLC/Finance Corp., 144A, 3.875%, 02/01/29 (d)	2,950,000	2,953,791
		55,358,666

TELECOMMUNICATIONS: 6.0%
C&W Senior Financing DAC, 144A, 7.500%, 10/15/26 (d)	1,025,000	1,064,319
Digicel Group Holdings, Ltd., 10.000%, 04/01/24	1,075,000	1,076,344
Digicel International Finance, Ltd./Holdings, Ltd., 144A, 8.750%, 05/25/24 (d)	1,000,000	1,036,510
Frontier Communications Holdings, LLC, 144A, 5.000%, 05/01/28 (d)	1,550,000	1,629,438
Frontier Communications Holdings, LLC, 144A, 6.750%, 05/01/29 (d)	1,550,000	1,635,630
Level 3 Financing, Inc., 144A, 4.625%, 09/15/27 (d)	2,975,000	3,064,398
Ligado Networks, LLC, 144A, 15.500%, 11/01/23 (d)	2,236,888	2,029,565
Lumen Technologies, Inc., 6.750%, 12/01/23	1,025,000	1,124,938
Lumen Technologies, Inc., 144A, 5.125%, 12/15/26 (d)	2,075,000	2,155,406
Sable International Finance, Ltd., 144A, 5.750%, 09/07/27 (d)	2,075,000	2,181,343
Sprint Capital Corp., 6.875%, 11/15/28	1,025,000	1,313,281
Sprint Capital Corp., 8.750%, 03/15/32	500,000	747,555
Sprint Corp., 7.875%, 09/15/23	500,000	559,375
Sprint Corp., 7.125%, 06/15/24	3,100,000	3,532,294
Switch, Ltd., 144A, 4.125%, 06/15/29 (d)	2,325,000	2,388,937
Telecom Italia Capital SA, 7.200%, 07/18/36	1,550,000	1,900,688
Telecom Italia SpA, 144A, 5.303%, 05/30/24 (d)	2,075,000	2,237,784
T-Mobile USA, Inc., 2.625%, 04/15/26	825,000	844,594
T-Mobile USA, Inc., 4.750%, 02/01/28	2,100,000	2,233,875
Uniti Group, LP/Fiber Holdings, Inc./CSL Capital, LLC, 144A, 7.125%, 12/15/24 (d)	1,025,000	1,048,063
Uniti Group, LP/Fiber Holdings, Inc./CSL Capital, LLC, 144A, 7.875%, 02/15/25 (d)	1,550,000	1,639,668
Uniti Group, LP/Finance, Inc./CSL Capital, LLC, 144A, 4.750%, 04/15/28 (d)	1,025,000	1,048,063
Uniti Group, LP/Finance, Inc./CSL Capital, LLC, 144A, 6.500%, 02/15/29 (d)	2,075,000	2,137,250
Zayo Group Holdings, Inc., 144A, 4.000%, 03/01/27 (d)	2,575,000	2,565,935
		41,195,253

TRANSPORTATION: 0.6%
Delta Air Lines, Inc., 144A, 7.000%, 05/01/25 (d)	1,025,000	1,195,734
Great Lakes Dredge & Dock Corp., 144A, 5.250%, 06/01/29 (d)	2,975,000	3,082,844
		4,278,578

UTILITY: 2.9%
Clearway Energy Operating, LLC, 144A, 4.750%, 03/15/28 (d)	2,075,000	2,189,893
Clearway Energy Operating, LLC, 144A, 3.750%, 02/15/31 (d)	1,025,000	1,028,844
Clearway Energy Operating, LLC, 144A, 3.750%, 01/15/32 (d)	1,100,000	1,101,375
Leeward Renewable Energy Operations, LLC, 144A, 4.250%, 07/01/29 (d)	2,000,000	2,035,360
Pattern Energy Operations, LP/Inc., 144A, 4.500%, 08/15/28 (d)	2,075,000	2,165,781
Sunnova Energy Corp., 144A, 5.875%, 09/01/26 (d)	6,900,000	7,038,380

TerraForm Power Operating, LLC, 144A, 5.000%, 01/31/28 (d)	1,025,000	1,103,156
TerraForm Power Operating, LLC, 144A, 4.750%, 01/15/30 (d)	1,025,000	1,075,284
Topaz Solar Farms, LLC, 144A, 5.750%, 09/30/39 (d)	1,824,777	2,195,471
		19,933,544

TOTAL CORPORATE BONDS		643,966,705
(Cost $629,783,732)

LOANS: 2.2%
CONSUMER GOODS: 0.7%
AI Aqua Debt Merger Sub, Inc., aka Culligan, 4.500%, 07/30/28 (e)	1,777,778	1,785,556
AI Aqua Debt Merger Sub, Inc., aka Culligan, 4.500%, 07/30/28 (e)	222,222	223,194
Whole Earth Brands, Inc., 5.500%, 02/05/28 (e)	3,070,000	3,050,821
		5,059,571

MEDIA: 0.2%
Directv Financing, LLC, 5.750%, 08/02/27 (e)	1,300,000	1,302,301

SERVICES: 0.3%
Cengage Learning, Inc., 5.750%, 07/14/26 (e)	1,750,000	1,763,624

TELECOMMUNICATIONS: 0.1%
Digicel International Finance, Ltd., 3.376%, 05/27/24 (e)	994,833	962,815

TRANSPORTATION: 0.9%
Mileage Plus Holdings, LLC, aka United Air, 6.250%, 06/20/27 (e)	3,500,000	3,722,040
SkyMiles IP, Ltd., aka Delta Airlines, Inc., 4.750%, 10/20/27 (e)	2,000,000	2,129,880
		5,851,920

TOTAL LOANS		14,940,231
(Cost $14,869,544)

TOTAL BONDS		659,407,749
(Cost $645,154,089)

CERTIFICATES OF DEPOSIT: 0.1%
Self-Help Federal Credit Union, 1.900%, 12/20/21 (b)	400,000	401,633
Self-Help Federal Credit Union, 0.650%, 04/29/22 (b)	100,000	100,337
Shared Interest, Inc., 0.550%, 09/30/24 (b)	500,000	500,000
TOTAL CERTIFICATES OF DEPOSIT		1,001,970
(Cost $1,000,000)

MONEY MARKET: 4.0%
State Street Institutional U.S. Government Money Market Fund, 0.030% (f)(g)	27,039,106	27,039,106
(Cost $27,039,106)

TOTAL INVESTMENTS: 100.9%		691,131,025
(Cost $675,754,116)

Other assets and liabilities - (net):- 0.9%		(6,099,328)

Net Assets: 100.0%		$685,031,697

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Security valued using significant unobservable inputs.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(e)	Rate shown reflects the accrual rate as of September 30, 2021 on securities with variable or step rates.
(f)	Rate shown represents annualized 7-day yield as of September 30, 2021.
(g)	Premier Class shares

LIBOR-London Inter-bank Offered Rate. Interest rate shown reflects rates in effect as of September 30, 2021.

LP-Limited Partnership

September 30, 2021

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2021, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $293,185, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $500,813, representing 0.07% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 –	unadjusted quoted prices in active markets for identical investments

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2021:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,363,364,377	$-	$-	$1,363,364,377
Cash Equivalents	46,839,691	-	-	46,839,691
Total	$1,410,204,068	$-	$-	$1,410,204,068
Small Cap
Common Stocks	$624,823,772	$-	$-	$624,823,772
Cash Equivalents	45,551,003	-	-	45,551,003
Total	$670,374,775	$-	$-	$670,374,775
U.S. Sustainable Economy
Common Stocks	$293,183,026	$-	$-	$293,183,026
Cash Equivalents	1,470,112	-	-	1,470,112
Total	$294,653,138	$-	$-	$294,653,138
Global Sustainable Infrastructure
Common Stocks	$54,292,358	$42,768,858	$-	$97,061,216
Exchange-Traded Funds	$-	577,056	-	577,056
Cash Equivalents	3,720,753	-	-	3,720,753
Total	$58,013,111	$43,345,914	$-	$101,359,025
Global Opportunities
Common Stocks	$74,411,932	$49,418,534	$-	$123,830,466
Cash Equivalents	1,836,505	-	-	1,836,505
Total	$76,248,437	$49,418,534	$-	$125,666,971
Global Environmental Markets
Common Stocks	$1,434,906,698	$875,157,002	$-	$2,310,063,700
Rights	692,438	-	-	692,438
Cash Equivalents	46,355,769	-	-	46,355,769
Total	$1,481,954,905	$875,157,002	$-	$2,357,111,907
Global Women’s Leadership
Common Stocks	$689,844,488	$227,423,958	$-	$917,268,446
Preferred Stocks	91,160	500,934	-	592,094
Rights	31,134	-	-	31,134
Cash Equivalents	8,717,546	-	-	8,717,546
Total	$698,684,328	$227,924,892	$-	$926,609,220
EAFE ESG Leaders
Common Stocks	$12,954,953	$780,954,428	$-	$793,909,381
Preferred Stocks	-	592,054	-	592,054
Cash Equivalents	17,654,441	-	-	17,654,441
Total	$30,609,394	$781,546,482	$-	$812,155,876
Core Bond
Community Investment Notes	$-	$-	$293,185	$293,185
Corporate Bonds	-	297,519,195	-	297,519,195
U.S. Gov't Agency Bonds	-	8,984,970	-	8,984,970
Government Bonds	-	1,458,493	-	1,458,493
Supranational Bonds	-	95,748,019	-	95,748,019
Municipal Bonds	-	11,242,526	-	11,242,526
U.S. Treasury Notes	-	110,885,077	-	110,885,077
Asset-Backed Securities	-	54,027,001	-	54,027,001
Mortgage-Backed Securities	-	184,644,762	-	184,644,762
Medium Term Certificates of Deposit	-	256,019	-	256,019
Cash Equivalents	10,915,379	251,020	-	11,166,399
Total	$10,915,379	$765,017,082	$293,185	$776,225,646
High Yield Bond
Community Investment Notes	$-	$-	$500,813	$500,813
Common Stocks	-	-	0	0
Preferred Stocks	-	3,682,200	0	3,682,200
Corporate Bonds	-	643,966,705	-	643,966,705
Loans	-	14,940,231	-	14,940,231
Medium Term Certificates of Deposit	-	500,000	-	500,000
Certificates of Deposit	-	501,970	-	501,970
Cash Equivalents	27,039,106	-	-	27,039,106
Total	$27,039,106	$663,591,106	$500,813	$691,131,025
Sustainable Allocation
Affiliated Investment Companies	$2,315,729,781	$-	$-	$2,315,729,781
Cash Equivalents	136,514,172	-	-	136,514,172
Total	$2,452,243,953	$-	$-	$2,452,243,953

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2021, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/20	Gross Additions	Gross Reductions	Shares Held at 09/30/21	Value at 12/31/20	Dividend Income	Realized Gains/Losses[1]	Net change in Unrealized Appreciation/ Depreciation	Value at 09/30/21
Sustainable Allocation
Large Cap	74,122,950	157,946	2,362,357	71,918,539	$1,066,673,676	$2,246,000	$6,609,687	$164,274,617	$1,031,311,852
Small Cap	3,935,579	239,913	376,884	3,798,608	82,465,971	169,256	1,162,489	13,577,101	74,338,755
Global Sustainable Infrastructure	8,320,411	72,607	3,465,629	4,927,389	76,226,703	1,125,406	16,589,660	(9,051,792)	74,896,308
Global Opportunities	2,572,091	1,199,339	-	3,771,430	60,154,307	45,939	-	5,644,351	61,474,308
Global Environmental Markets	2,180,751	462,285	-	2,643,036	62,560,652	143,382	-	6,542,822	62,983,537
Global Women's Leadership	1,533,441	333,058	-	1,866,499	63,516,971	500,776	-	5,518,308	62,789,036
International Sustainable Economy	15,860,899	267,328	669,045	15,459,182	171,765,625	2,871,108	1,009,583	8,357,632	165,567,841
Core Bond	66,559,119	2,655,404	-	69,214,523	710,929,777	9,726,351	-	(19,757,492)	710,833,155
High Yield	-	10,337,426	-	10,337,426	71,029,076	1,164,116	-	370,873	71,534,989
Total					$2,365,322,758	$17,992,334	$25,371,419	$175,476,419	$2,315,729,781

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.